Postretirement Plans (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Reconciliation of the Funded Status of Defined Benefit Plans and Other Postretirement Medical Plan
The following provides a reconciliation of the funded status of our defined benefit plans and other postretirement medical plan (in thousands):

	Qualified Defined Benefit Pension Plan		Retiree Medical Plan		Nonqualified Defined Benefit Pension Plan
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2016	2017	2016	2017	2016	2017
Change in benefit obligation
Benefit obligation at the beginning of the year	$469,769	$466,783	$15,432	$12,487	$9,981	$8,247
Service cost	115	102	160	139	—	—
Interest cost	18,057	17,923	517	436	380	322
Participants’ contributions	—	—	699	660	—	—
Benefits paid	(13,887)	(20,682)	(939)	(1,166)	(368)	(388)
Actuarial losses (gains)	11,574	42,173	(981)	(5,414)	469	1,379
Amendments, settlements and curtailments	(18,845)	—	(2,401)	—	(2,215)	—
Projected benefit obligation at end of year	466,783	506,299	12,487	7,142	8,247	9,560
Change in plan assets
Fair value of plan assets at beginning of year	395,220	392,927	11,420	12,174	—	—
Actual return on plan assets	30,439	39,618	654	1,531	—	—
Benefits paid	(13,887)	(20,682)	(693)	(871)	—	—
Employer contributions	—	—	340	—	—	—
Plan participants’ contributions	—	—	619	660	—	—
Settlement accounting	(18,845)	—	—	—	—	—
Fair value of plan assets at end of year (a)	392,927	411,863	12,340	13,494	-(a)	-(a)
Claims payable from VEBA	—	—	(166)	(295)	—	—
Fair value of plan assets at end of year adjusted for claims payable	392,927	411,863	12,174	13,199	—	—
Unfunded (funded) status of the plans	$73,856	$94,436	$313	$(6,057)	$8,247	$9,560
Amounts recognized in the balance sheet
Current postretirement benefit liabilities(b)	$—	$—	$—	$—	$(452)	$(412)
Noncurrent postretirement benefit (liabilities) assets	—	—	(313)	6,057	(7,795)	(9,148)
Noncurrent pension liabilities	(73,856)	(94,436)	—	—	—	—
Accumulated other comprehensive income (pretax) related to:
Net actuarial losses (gains)	$67,684	$92,252	$(3,180)	$(9,376)	$(494)	$886
Prior service (credit) cost	(30,575)	(25,760)	(2,401)	(2,049)	(9)	—

(a)
As of December 31, 2016 and 2017, the Company had assets of $2.8 million and $2.6 million, respectively, related to the nonqualified defined benefit pension plans held within a rabbi trust. Therefore, they represent assets of the Company and are not offset against the projected benefit obligations. These assets are recorded in other long‑term assets in our combined balance sheets.

(b)	These current liabilities are recorded in other current liabilities in our combined balance sheets as of December 31, 2016 and 2017.

Schedule of Amounts Recognized as a Component of Other Comprehensive (Loss) Income
The amounts listed under “Realized but Not Recognized” reflect (a) actuarial losses or gains due to differences between actual experience and the actuarial assumptions, which occurred during 2015, 2016, and 2017, and were recognized as a component of other comprehensive (loss) income at the end of the year, and (b) prior service cost or credit due to plan amendments (amounts in thousands):

	Year Ended December 31,			Three Months Ended
	2015	2016	2017	March 31, 2017	March 30, 2018
Realized but not recognized				(Unaudited)
Actuarial losses and (gains)	$9,724	$2,813	$22,328	$—	$—
Prior Service cost/(Credit)	—	(2,401)	—	—	—
Recognition of previously deferred amounts
Actuarial gains and (losses)	(1,685)	(1,979)	(2,577)	(638)	(1,149)
Prior Service Credit	4,763	4,815	5,177	1,294	1,294

Schedule of Net Periodic Benefit Cost Not yet Recognized
The amounts listed under “Realized but Not Recognized” reflect (a) actuarial losses or gains due to differences between actual experience and the actuarial assumptions, which occurred during 2015, 2016, and 2017, and were recognized as a component of other comprehensive (loss) income at the end of the year, and (b) prior service cost or credit due to plan amendments (amounts in thousands):

	Year Ended December 31,			Three Months Ended
	2015	2016	2017	March 31, 2017	March 30, 2018
Realized but not recognized				(Unaudited)
Actuarial losses and (gains)	$9,724	$2,813	$22,328	$—	$—
Prior Service cost/(Credit)	—	(2,401)	—	—	—
Recognition of previously deferred amounts
Actuarial gains and (losses)	(1,685)	(1,979)	(2,577)	(638)	(1,149)
Prior Service Credit	4,763	4,815	5,177	1,294	1,294

Schedule of Net Pension Cost and Net Postretirement Benefit Cost
The net pension cost and the net postretirement benefit cost included the following components (in thousands):

	Year Ended December 31,			Three Months Ended
	2015	2016	2017	March 31, 2017	March 30, 2018
Qualified defined benefit pension plan				(Unaudited)
Service cost	$9,953	$115	$102	$25	$28
Interest cost	20,326	18,057	17,923	4,476	4,344
Expected return on plan assets	(29,425)	(25,011)	(24,836)	(6,208)	(6,513)
Amortization of net loss/(gain)	1,686	2,188	2,824	700	1,389
Amortization of prior service (credit)	(4,815)	(4,815)	(4,815)	(1,204)	(1,204)
Amendments, settlements and curtailments expense	—	2,733	—	—	—
Total net pension expense	$(2,275)	$(6,733)	$(8,802)	$(2,211)	$(1,956)
Retiree medical plan
Service cost	$226	$160	$139	$35	$13
Interest cost	656	517	436	109	57
Expected return on plan assets	(542)	(473)	(505)	(126)	(151)
Amortization of net (gain)/loss	—	(206)	(245)	(61)	(245)
Amortization of prior service cost	—	—	(351)	(88)	(88)
Total net pension expense (benefit)	$340	$(2)	$(526)	$(131)	$(414)
Nonqualified defined benefit pension plans
Service cost	$216	$—	$—	$—	$—
Interest cost	429	380	322	81	79
Settlement and curtailment expense	—	(92)	—	—	—
Amortization of net (gain)/loss	(1)	(4)	(2)	(1)	5
Amortization of prior service cost	52	—	(10)	(2)	(2)
Total net pension expense	$696	$284	$310	$78	$82

Schedule of Actuarial Assumptions Used
The actuarial assumptions used to determine the benefit obligations at December 31, 2016 and 2017 related to our postretirement benefit plans were as follows:

	As of December 31,
	2016	2017
Defined benefit pension plans
Discount rate	4.48%	3.81%
Retiree medical plan
Discount Rate	4.31%	3.69%

The rate of increase in future compensation levels is not applicable to the retiree medical plan. The actuarial assumptions used to determine the net expense related to our postretirement benefit plans in 2016 and 2017 were as follows:

	As of December 31,
	2016	2017
Defined benefit pension plans
Discount rate	4.67%	4.45%
Expected long‑term rate of return on assets(a)	6.5%	6.5%
Retiree medical plan
Discount rate	4.54%	4.31%
Expected long‑term rate of return on assets	6.5%	6.5%

(a)	The expected long‑term rate of return on assets does not apply to the nonqualified defined benefit pension plans as they are unfunded.

Schedule of Asset Allocations
Pursuant to the investment policies established, the following asset allocations have been established and will be utilized for the qualified defined benefit pension plan assets in future years:

	Target Allocation 2018	Actual Allocation 2017
Asset Class
Cash	2.5%	0.9%
Equity securities	30.0%	31.0%
Fixed income	22.5%	24.8%
Real estate	10.0%	11.9%
Other	35.0%	31.4%

Schedule of Benefit Payments Expected to be Paid
The following benefit payments, which reflect expected future service and receipts, are expected to be paid in the next five years and thereafter. The payments for the retiree medical plan are shown net of estimated employee contributions for the respective years. Under the Medicare Prescription Drug, Improvement, and Modernization Act of 2003, the U.S. Government makes subsidy payments to eligible employers to offset the cost of prescription drug benefits provided to plan participants. No subsidy payments were received during the years ended December 31, 2016 and 2017 and no subsidy payments are expected to be received in the future (in thousands):

	Qualified Pension Benefits	Retiree Medical Payments	Nonqualified Pension Benefits
2018	$22,425	$395	$412
2019	22,651	414	429
2020	22,906	424	466
2021	23,202	425	505
2022	23,503	440	574
Years 2023 ‑ 2027	132,951	2,275	2,850

Schedule of Fair Value of Plan Assets
The following table presents the fair value of the assets (in thousands) of our plans by asset category and their level within the fair value hierarchy, which has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets, Level 2 refers to fair values estimated using significant other observable inputs and Level 3 includes fair values estimated using significant unobservable inputs. Certain other investments are measured at fair value using their NAV per share and do not have readily determined values and are thus not subject to leveling in the fair value hierarchy. As of December 31, 2017 and 2016, there were no investments expected to be sold at a value materially different than NAV. The NAV is the total value of the fund divided by the number of shares outstanding (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Cash and cash equivalents	$12,043	$—	$—	$12,043
Equity funds	19,390	—	—	19,390
Fixed income	19	22,364	—	22,383
Real estate funds	—	—	47,102	47,102
Hedge funds	—	—	33,878	33,878
Total investments measured at fair value	$31,452	$22,364	$80,980	$134,796
Investments measured at NAV
Cash and cash equivalents				$1,544
Equity funds				111,225
Fixed income				41,607
Corporate funds				1,500
Hedge funds				117,346
Total investments measured at NAV				273,222
Total investments				$408,018

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Investments measured at fair value
Cash and cash equivalents	$4,562	$—	$—	$4,562
Equity funds	22,341	—	—	22,341
Fixed income	31	19,146	—	19,177
Real estate funds	—	—	48,756	48,756
Hedge funds	—	—	30,384	30,384
Total investments measured at fair value	$26,934	$19,146	$79,140	$125,220
Investments measured at NAV
Cash and cash equivalents				$1,540
Equity funds				128,147
Fixed income				53,311
Corporate funds				1,653
Hedge funds				118,058
Total investments measured at NAV				302,709
Total investments				$427,929

Schedule of Level 3 Reconciliation
The following table illustrates our Level 3 reconciliation (in thousands):

2016 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Balance at January 1, 2016	Actual Return on Plan Assets	Purchases, Sales and Settlements Net	Balance at December 31, 2016
Real Estate Funds	$24,732	$2,370	$20,000	$47,102
Hedge Funds	23,194	882	9,802	33,878
	$47,926	$3,252	$29,802	$80,980

2017 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Balance at January 1, 2017	Actual Return on Plan Assets	Purchases, Sales, and Settlements Net	Balance at December 31, 2017
Real Estate Funds	$47,102	$2,106	$(452)	$48,756
Hedge Funds (a)	29,053	1,331	—	30,384
	$76,155	$3,437	$(452)	$79,140

(a)	In 2016, the Blackrock investement which was part of the Hedge Funds was fair valued using level 3 inputs. In 2017, this investment was liquidated and measured at NAV.

Schedule of Unrecognized (Losses) Gains in Accumulated Other Comprehensive (Loss) Income
Accumulated other comprehensive (loss) income consisted of the following as of December 31, 2016, 2017, and three months ended March 30, 2018 (in thousands):

	Year Ended December 31, 2016
	Before Tax Amount	Tax Expense	Net of Tax Amount
Pension and other postretirement benefit plans
Unrecognized losses (1)	$(31,025)	$(28,615)	$(59,640)
Available for sale securities:
Unrecognized gains (1)	919	(24)	895
	$(30,106)	$(28,639)	$(58,745)

	Year Ended December 31, 2017
	Before Tax Amount	Tax Expense	Net of Tax Amount
Pension and other postretirement benefit plans
Unrecognized losses (1)	$(55,953)	$(28,615)	$(84,568)
Available for sale securities:
Unrecognized gains (1)	1,509	(24)	1,485
	$(54,444)	$(28,639)	$(83,083)

	Three Months Ended March 30, 2018 (Unaudited)
	Before Tax Amount	Tax Expense	Net of Tax Amount
Pension and other postretirement benefit plans
Unrecognized losses (1)	$(56,098)	$(28,615)	$(84,713)
Available for sale securities:
Unrecognized gains (1)	1,219	(24)	1,195
	$(54,879)	$(28,639)	$(83,518)

(1)	Due to inter‑period allocation and the Company’s full valuation allowance, 2016, 2017 and March 30, 2018 tax expense amounts are presented in gross.